Summary of Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2019	Apr. 30, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Consolidated assets			¥ 10,889,789		¥ 9,399,586		$ 1,708,847
Cash and cash equivalent			3,404,603		5,005,211	¥ 4,387,345	534,257
Shareholders' Equity			8,141,641		7,277,371	7,874,960	1,277,603	¥ 6,175,377
Non-controlling interests			100,866		91,860		$ 15,829
Net income (loss) attributable to non-controlling interests			(8,050)	$ (1,263)	1,703	34,608
Accounts receivable, allowance for doubtful accounts			¥ 458		¥ 0
Account receivable balance due			1 year	1 year	1 year
Deferred revenue recognized			¥ 67,800		¥ 91,700	133,500
Revenue, Practical Expedient, Financing Component [true false]			true	true
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]			true	true
Government subsidies			¥ 115,939	$ 18,193	113,356	89,278
Foreign currency exchange rate, translation			6.3726				6.3726
Operating lease right-of-use assets, net			¥ 223,652		274,154		$ 35,096
Operating lease liability			222,244		280,856		34,875
Retained earnings			5,187,323		3,989,767		814,005
Gain (Loss) on Sale of Loans and Leases			0
Decrease in Noah's equity by acquiring equity interests from non-controlling interests for cash considerations			178,800
Revenues			4,326,600	$ 678,938	3,324,712	3,413,176
Retained Earnings
Significant Accounting Policies [Line Items]
Shareholders' Equity			¥ 5,187,323		3,989,767	4,734,992		¥ 3,946,107
ASU 2016-02
Significant Accounting Policies [Line Items]
Lease, Practical Expedients, Package [true false]	true
Mainland China
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)		3.00%
VAT rate two (as a percent)		6.00%
VAT rate three (as a percent)		9.00%
VAT rate four (as a percent)		13.00%
Primary VAT rate applicable to VIEs		6.00%
Investments Member | Product Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk percentage			11.40%	11.40%
Consolidated Fund
Significant Accounting Policies [Line Items]
Cash and cash equivalent			¥ 24,806		8,335
Variable Interest Entity, Primary Beneficiary
Significant Accounting Policies [Line Items]
Consolidated assets			3,332,970		2,653,128		523,017
Cash and cash equivalent			1,181,479		839,534		185,400
Operating lease right-of-use assets, net			15,031		19,010		$ 2,359
Revenues			1,514,458	$ 237,651	984,744	872,066
Operating cost and expenses			867,215	$ 136,085	¥ 524,913	¥ 565,203
Variable Interest Entity, Primary Beneficiary | Asset Pledged as Collateral [Member]
Significant Accounting Policies [Line Items]
Consolidated assets			¥ 0
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Percentage of net revenue			35.10%	35.10%	29.60%	25.60%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Percentage of net income			36.20%	36.20%	47.20%	33.50%
Variable Interest Entity, Primary Beneficiary | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Percentage of total assets			30.60%	30.60%	28.20%
Variable Interest Entity, Primary Beneficiary | Investments Member
Significant Accounting Policies [Line Items]
Assets, deconsolidation			¥ 757,800
Liabilities, deconsolidation			108,600
Non-controlling interests, deconsolidation			649,200
Intragroup transactions
Significant Accounting Policies [Line Items]
Revenues			0		¥ 0	¥ 50,670
Operating cost and expenses			¥ 0		¥ 141,702	¥ 184,712
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence			20.00%	20.00%